U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.   NAME AND ADDRESS OF ISSUER:

         Northstar Trust
         Two Pickwick Plaza
         Greenwich, Connecticut  06830

2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

         Northstar High Total Return Fund - Class A, Class B and Class C shares. Northstar Income and Growth Fund - Class A, Class B and Class C shares.

3.   INVESTMENT COMPANY ACT FILE NUMBER:    811-7978
     SECURITIES ACT FILE NUMBER:    33-67852

4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

         October 31, 1996

5. CHECK BOX IF NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
     DECLARATION:                    [   ]

6.   DATE OF  TERMINATION  OF  ISSUER'S  DECLARATION  UNDER RULE 24F-2(A)(1), IF
     APPLICABLE:

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

         None.

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

         None.

9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

         84,843,323                                  419,745,203

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

         84,843,323                                  419,745,203

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

         2,924,587                                   15,651,167

12.  CALCULATION OF REGISTRATION FEE:

         (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
                DURING THE FISCAL YEAR IN RELIANCE ON
                RULE 24F-2 (FROM ITEM 10):                          $419,745,203

         (II)   AGGREGATE PRICE OF SHARES ISSUED IN
                CONNECTION WITH DIVIDEND REINVESTMENT
                PLANS (FROM ITEM 11):                               + 15,651,167

         (III)  AGGREGATE PRICE OF SHARES REDEEMED OR
                REPURCHASED DURING THE FISCAL YEAR:                 - 75,769,231

         (IV)   AGGREGATE PRICE OF SHARES REDEEMED OR
                REPURCHASED AND PREVIOUSLY APPLIED AS A
                REDUCTION TO FILING FEES PURSUANT TO
                RULE 24E-2:                                         + 0

         (V)    NET AGGREGATE PRICE OF SECURITIES SOLD
                AND ISSUED DURING THE FISCAL YEAR IN
                RELIANCE ON RULE 24F-2 [LINE (I), PLUS LINE (III),
                LESS LINE (III), PLUS LINE (IV)]:                    359,627,139

         (VI)   MULTIPLIER PRESCRIBED BY SECTION 6(B)
                OF THE SECURITIES ACT OF 1933 OR OTHER
                APPLICABLE LAW OR REGULATION:                       x  .00030303

         (VII)  FEE DUE [LINE (I) OR LINE (V) MULTIPLIED
                BY LINE (VII)]:                                      $108,977.92
                                                                    ============

13.  CHECK  BOX  IF  FEES  ARE  BEING  REMITTED  TO  THE   COMMISSION'S  LOCKBOX
     DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES.
                                     [ X ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX
DEPOSITORY:  DECEMBER 19, 1996

                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSON ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

By:  /S/  Stephanie L. Beckner               Date:  December 20, 1996
     ---------------------------------------       -----------------
                 Signature

     Stephanie L. Beckner, Assistant Secretary
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                  Name and Title